Note 21 - Segmented Information	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
21.	Segmented Information

The Company conducts its business as a single operating segment, being the acquisition, exploration and development of mineral properties. The Company operates in five
principal geographical areas: Canada (country of domicile), Brazil, United States, Colombia and Peru.

The Company's total non-current assets, total liabilities and operating loss by geographical location are detailed below:

	Total non-current assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2020	2019	2020	2019
	($)	($)	($)	($)
Colombia	28,572,358	27,666,117	58,433	26,027
Brazil	13,864,012	17,792,265	1,339,770	1,154,427
Canada	7,799,955	7,722,482	2,181,764	1,133,497
Peru	6,842,240	6,994,920	-	-
United States	2,225,143	1,235,179	338,574	315,436
Total	59,303,708	61,410,963	3,918,541	2,629,387

	Total operating loss
	For the year ended November 30,
	2020	2019
	($)	($)
Canada	7,876,596	3,451,789
Brazil	1,234,389	1,322,057
Colombia	846,597	778,940
United States	828,730	647,909
Peru	87,001	117,780
Total	10,873,313	6,318,475